UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ore Hill Partners LLC
Address: 650 Fifth Ave -9th Floor

         New York, N.Y.  10019

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Sands
Title:     Chief Compliance Officer
Phone:     (212) 389-2359

Signature, Place, and Date of Signing:

     Steven Sands     New York, NY/USA     February 03, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $245,842 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR CORP                       COM              001765106        3      500     PUT  Sole    None              500        0        0
AMR CORP                       COM              001765106       10     1000     PUT  Sole    None             1000        0        0
AMR CORP                       COM              001765106        5     1000     PUT  Sole    None             1000        0        0
AMR CORP                       COM              001765106       20     4000     PUT  Sole    None             4000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    19363   825000 SH       Sole    None           825000        0        0
CABOT OIL & GAS CORP           COM              127097103     1443    32000 SH       Sole    None            32000        0        0
CENDANT CORP                   COM              151313103     4313   250000 SH       Sole    None           250000        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109    11345   450000 SH       Sole    None           450000        0        0
CONTINENTAL AIRLS INC          CL B             210795308        5     1000     PUT  Sole    None             1000        0        0
CONTINENTAL AIRLS INC          CL B             210795308        3      500     PUT  Sole    None              500        0        0
CONTINENTAL AIRLS INC          CL B             210795308        8     1500     PUT  Sole    None             1500        0        0
CORAUTUS GENETICS INC          COM NEW          218139202     3682   885000 SH       Sole    None           885000        0        0
DENNYS CORP                    COM              24869P104     8231  2042330 SH       Sole    None          2042330        0        0
FIRST AVE NETWORKS INC         COM              31865X106     2614   500800 SH       Sole    None           500800        0        0
FOSTER WHEELER LTD             SHS NEW          G36535139    21267   578220 SH       Sole    None           578220        0        0
GENERAL MTRS CORP              COM              370442105      145     1000     PUT  Sole    None             1000        0        0
GRAPHIC PACKAGING CORP DEL     COM              388688103       91    40000 SH       Sole    None            40000        0        0
HILTON HOTELS CORP             COM              432848109     8439   350000 SH       Sole    None           350000        0        0
KNOLOGY INC                    COM              499183804      160    41550 SH       Sole    None            41550        0        0
MCDONALDS CORP                 COM              580135101     4569   135500 SH       Sole    None           135500        0        0
MCDONALDS CORP                 COM              580135101     2300     5000     CALL Sole    None             5000        0        0
MERCK & CO INC                 COM              589331107      350     1250     CALL Sole    None             1250        0        0
MERCK & CO INC                 COM              589331107     6200     2000     CALL Sole    None             2000        0        0
MERCK & CO INC                 COM              589331107     5567   175000 SH       Sole    None           175000        0        0
MORGAN STANLEY                 COM NEW          617446448    15604   275000 SH       Sole    None           275000        0        0
NEW SKIES SATELLITES HLDGS     SHS              G64865101     3396   156000 SH       Sole    None           156000        0        0
NRG ENERGY INC                 COM NEW          629377508    25916   550000 SH       Sole    None           550000        0        0
NTL INC DEL                    COM              62940M104       29      429 SH       Sole    None              429        0        0
OREGON STL MLS INC             COM              686079104     6467   219800 SH       Sole    None           219800        0        0
OWENS ILL INC                  COM NEW          690768403    11046   525000 SH       Sole    None           525000        0        0
PARTICLE DRILLING TECHNOLOGI   COM              70212G101     4401   898200 SH       Sole    None           898200        0        0
PFIZER INC                     COM              717081103      915     3750     CALL Sole    None             3750        0        0
PFIZER INC                     COM              717081103      338     1250     CALL Sole    None             1250        0        0
PIONEER COS INC                COM NEW          723643300    17527   584825 SH       Sole    None           584825        0        0
PIONEER NAT RES CO             COM              723787107     3845    75000 SH       Sole    None            75000        0        0
RETAIL HOLDRS TR               PUT              76127U951      210     2000     PUT  Sole    None             2000        0        0
SEARS HLDGS CORP               COM              812350106    31771   275000 SH       Sole    None           275000        0        0
SIRIUS SATELLITE RADIO INC     COM              82966u103       10     1000     PUT  Sole    None             1000        0        0
SPACEHAB INC                   COM              846243103      507   724714 SH       Sole    None           724714        0        0
TERRA INDS INC                 COM              880915103      840   150000 SH       Sole    None           150000        0        0
TIME WARNER INC                COM              887317105    11336   650000 SH       Sole    None           650000        0        0
TRUMP ENTMT RESORTS INC        COM              89816T103     4731   235000 SH       Sole    None           235000        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101     6820   250000 SH       Sole    None           250000        0        0